Schedule of Reconciliation of Theoretical Income Tax Expense to Actual Income Tax Expense (Details) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss before income taxes	$ (2,165)	$ (2,057)	$ (3,938)	$ (5,380)	$ (8,995)	$ (13,945)	$ (24,221)
Share-based compensation					$ 120
Share-based compensation, percentage					(1.30%)
Other					$ 5
Nontaxable income or nondeductible expenses:, percentage					(0.10%)
Change in valuation allowance					$ 2,297
Change in valuation allowance, percentage					(25.50%)
Other					$ (344)
Other, percentage					3.80%
Foreign tax effects					$ (9)
Foreign tax effects, percentage					0.10%
Actual income tax expense (Benefit)
Actual income tax expenses, percentage					0.00%
Change in temporary differences for which deferred taxes were not recognized						858	(1,177)
Tax rate differential						9	10
Non-deductible expenses						148	346
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards						2,192	6,392
Income Tax Jurisdiction, Domestic Federal [Member]
Loss before income taxes					$ (2,069)	$ (13,945)	$ (24,221)
Israeli statutory income tax rate, percentage					23.00%	23.00%	23.00%
Theoretical tax benefit						$ (3,207)	$ (5,571)